UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2011



[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CALIFORNIA BOND FUND
DECEMBER 31, 2011

                                                                      (Form N-Q)

48462-0212                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

December 31, 2011 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

(INS)     Principal and interest payments are insured by one of the following:
          ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from California Health Insurance Construction Loan Insurance Program or California State General Obligation.

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1  | USAA California Bond Fund

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PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD       Community College District
ETM       Escrowed to final maturity
PRE       Prerefunded to a date prior to maturity
USD       Unified School District

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                                                   Portfolio of Investments |  2

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PORTFOLIO OF INVESTMENTS

USAA CALIFORNIA BOND FUND
December 31, 2011 (unaudited)


PRINCIPAL                                                                                          MARKET
AMOUNT                                                             COUPON             FINAL         VALUE
(000)       SECURITY                                                 RATE          MATURITY         (000)
---------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (91.6%)

            CALIFORNIA (91.1%)
$   4,500   Antelope Valley Healthcare District (INS)                5.20%        1/01/2027    $    4,502
   16,600   Association of Bay Area Governments (INS)                6.20        11/01/2029        16,563
   17,520   Association of Bay Area Governments (INS)                4.75         3/01/2036        16,069
    6,100   Baldwin Park USD (INS)                                   5.00 (a)     8/01/2031         1,812
    6,375   Baldwin Park USD (INS)                                   5.01 (a)     8/01/2032         1,762
    5,265   Carlsbad USD (INS)                                       5.00        10/01/2034         5,511
    3,000   Central USD (INS)                                        5.50         8/01/2029         3,321
    5,000   Chula Vista                                              5.88         1/01/2034         5,605
   12,605   Coast CCD (INS)                                          5.48 (a)     8/01/2034         3,340
    1,860   Educational Facilities Auth. (INS)                       5.75        11/01/2030         1,862
    6,000   Educational Facilities Auth.                             5.38         4/01/2034         6,276
    2,755   Escondido (INS)                                          5.75         9/01/2030         2,764
    1,500   Fresno (INS)                                             5.50         7/01/2030         1,501
   18,000   Golden State Tobacco Securitization (INS)                4.57         6/01/2022        18,004
   17,000   Golden State Tobacco Securitization                      5.00         6/01/2033        11,912
   10,000   Golden State Tobacco Securitization (INS)                5.00         6/01/2035         9,555
    1,000   Health Facilities Financing Auth. (NBGA)                 5.50         1/01/2019         1,002
    2,200   Health Facilities Financing Auth. (NBGA)                 5.00        11/01/2024         2,256
    2,000   Health Facilities Financing Auth. (NBGA)                 5.00        11/01/2029         2,019
    2,000   Health Facilities Financing Auth.                        6.50        10/01/2033         2,303
   11,230   Health Facilities Financing Auth. (NBGA)                 5.00         7/01/2036        11,128
    6,000   Health Facilities Financing Auth.                        5.25         4/01/2039         6,074
    2,665   Housing Finance Agency (INS)                             6.05         8/01/2027         2,685
    9,310   Indio Redevelopment Agency                               5.25         8/15/2031         8,561
    2,630   Indio Redevelopment Agency                               5.25         8/15/2035         2,352
    1,000   Infrastructure and Economic Dev. Bank                    5.63         7/01/2020         1,003
    1,250   Infrastructure and Economic Dev. Bank                    5.75         7/01/2030         1,251
    6,000   Inland Empire Tobacco Securitization Auth.,
               5.75%, 12/01/2011                                     5.75         6/01/2026         4,490
    5,000   Irvine USD Financing Auth. (INS)                         5.00         9/01/2038         5,027
    3,875   Long Beach Bond Finance Auth.                            5.00        11/15/2035         3,510
   10,700   Los Angeles Department of Water and Power                5.00         7/01/2030        11,094
   10,000   Los Angeles Municipal Improvement Corp. (INS)            4.75         8/01/2032        10,039
    1,000   Los Banos Redevelopment Agency (INS)                     5.00         9/01/2036           908
   10,000   Madera Redevelopment Agency                              5.38         9/01/2038        10,027
    7,070   Marina Coast Water District (INS)                        5.00         6/01/2037         7,172
    6,000   Modesto Irrigation District                              5.75        10/01/2034         6,473
    7,500   Monterey Peninsula CCD (INS)                             5.11 (a)     8/01/2029         2,808
    2,000   Mountain View Shoreline Regional Park Community          5.63         8/01/2035         2,098
    1,405   Municipal Finance Auth. (INS)                            5.00         6/01/2031         1,304
    1,000   Municipal Finance Auth. (INS)                            5.00         6/01/2036           901
    1,500   Norco Redevelopment Agency                               5.88         3/01/2032         1,564
    1,250   Norco Redevelopment Agency                               6.00         3/01/2036         1,302
    5,000   Norwalk Redevelopment Agency (INS)                       5.00        10/01/2030         4,519
    3,500   Norwalk Redevelopment Agency (INS)                       5.00        10/01/2035         3,044
    7,500   Norwalk-La Mirada USD (INS)                              5.00 (a)     8/01/2030         2,515
    6,205   Oakdale Irrigation District                              5.50         8/01/2034         6,710
    5,500   Palomar Pomerado Health (INS)                            4.89 (a)     8/01/2026         2,404
   12,230   Palomar Pomerado Health                                  6.05 (a)     8/01/2031         3,809

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3  | USAA California Bond Fund

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PRINCIPAL                                                                                          MARKET
AMOUNT                                                             COUPON             FINAL         VALUE
(000)       SECURITY                                                 RATE          MATURITY         (000)
---------------------------------------------------------------------------------------------------------
$   4,000   Pollution Control Financing Auth. (b)                    5.25%        8/01/2040    $    4,029
      970   Poway Redevelopment Agency (INS)                         5.75         6/15/2033           972
    2,400   Public Works Board                                       5.25         6/01/2024         2,490
    2,500   Public Works Board                                       5.25         6/01/2025         2,578
    6,500   Public Works Board                                       5.00        11/01/2029         6,972
    7,900   Public Works Board                                       5.25         6/01/2030         8,037
    5,705   Public Works Board                                       5.00         4/01/2031         5,745
    6,875   Public Works Board                                       5.00         4/01/2031         6,923
    5,470   Public Works Board                                       5.00         4/01/2031         5,508
    6,775   Regents of Univ. of California (INS)                     4.75         5/15/2030         6,936
    5,000   Regents of Univ. of California (INS)                     4.75         5/15/2031         5,107
   10,000   Riverside County Public Financing Auth. (INS)            4.75        10/01/2035         8,649
    7,115   Roseville Finance Auth.                                  5.00         2/01/2037         7,489
    7,030   Sacramento City Financing Auth. (INS)                    5.00        12/01/2036         7,169
   10,990   Sacramento Municipal Utility District Financing
               Auth. (INS)                                           4.75         7/01/2025        11,152
   12,805   San Bernardino County Redevelopment Agency (INS)         5.00         9/01/2030        11,444
   11,340   San Bernardino County Redevelopment Agency (INS)         5.00         9/01/2035         9,724
    1,110   San Diego County                                         5.00         9/01/2023         1,116
    2,000   San Diego County Regional Airport Auth.                  5.00         7/01/2040         2,049
    1,000   San Diego Public Financing Auth.                         5.25         5/15/2029         1,123
    3,500   San Francisco City and County Airport                    5.25         5/01/2026         3,819
    6,000   San Francisco City and County Airport                    4.90         5/01/2029         6,341
    4,805   San Francisco City and County Redevelopment
               Financing Auth. (INS)                                 4.88         8/01/2036         4,328
    3,000   San Jose Redevelopment Agency (INS)                      4.45         8/01/2032         2,454
    3,000   San Marcos USD Financing Auth. (INS)                     5.00         8/15/2035         3,142
    3,500   Santa Barbara Financing Auth.                            5.00         7/01/2029         3,780
    9,000   Santa Barbara Financing Auth.                            5.00         7/01/2039         9,540
    2,000   Santa Clara                                              5.25         7/01/2032         2,153
    1,750   Sierra View Local Health Care District                   5.25         7/01/2037         1,715
    9,645   Solano CCD (INS)                                         4.96 (a)     8/01/2028         3,710
    9,735   Solano CCD (INS)                                         5.00 (a)     8/01/2030         3,265
   10,000   South Orange County Public Financing Auth. (INS)         5.00         8/15/2032         9,711
    6,000   State                                                    4.50         8/01/2030         6,061
    5,000   State                                                    5.75         4/01/2031         5,611
    6,750   State (NBGA)                                             4.50        12/01/2037         6,763
    2,500   Statewide Communities Dev. Auth.                         5.00         6/15/2013         2,649
    5,000   Statewide Communities Dev. Auth. (INS) (PRE)             5.50         8/01/2022         5,146
    2,225   Statewide Communities Dev. Auth. (INS)                   4.50         2/01/2027         1,810
   11,795   Statewide Communities Dev. Auth. (NBGA)                  5.00        12/01/2027        11,973
    3,500   Statewide Communities Dev. Auth.                         4.50         9/01/2029         3,628
    5,115   Statewide Communities Dev. Auth.                         5.00         5/15/2031         5,129
    4,225   Statewide Communities Dev. Auth.                         5.50         7/01/2031         4,436
   17,500   Statewide Communities Dev. Auth.                         5.25         8/01/2031        18,034
    3,370   Statewide Communities Dev. Auth.                         5.00         5/15/2032         3,336
    8,000   Statewide Communities Dev. Auth.                         5.50        11/01/2032         8,054
    5,000   Statewide Communities Dev. Auth. (INS)                   4.60         2/01/2037         3,708
   13,000   Statewide Communities Dev. Auth. (NBGA)                  5.00        12/01/2037        12,823
    9,000   Statewide Communities Dev. Auth.                         5.00         5/15/2038         8,718
    3,500   Statewide Communities Dev. Auth. (NBGA)                  5.75         8/15/2038         3,665
    2,500   Statewide Communities Dev. Auth.                         5.00        11/15/2038         2,524
   19,080   Suisun City Public Financing Auth.                       5.37 (a)    10/01/2033         4,074
    7,190   Tuolumne Wind Project Auth.                              5.63         1/01/2029         8,011
    4,000   Val Verde USD (INS)                                      5.00         3/01/2029         4,088
    1,500   Val Verde USD (INS)                                      5.13         3/01/2036         1,553
   11,420   Vallejo Sanitation and Flood Control District (INS)      5.00         7/01/2019        11,784
    7,000   Vista (INS)                                              5.00         5/01/2037         7,011
    7,085   Washington Township Health Care District                 5.13         7/01/2023         7,091
    1,250   Washington Township Health Care District                 6.00         7/01/2029         1,347
    6,080   Washington Township Health Care District                 5.00         7/01/2037         6,058

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                                                   Portfolio of Investments |  4

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PRINCIPAL                                                                                          MARKET
AMOUNT                                                             COUPON             FINAL         VALUE
(000)       SECURITY                                                 RATE          MATURITY         (000)
---------------------------------------------------------------------------------------------------------
$     340   Watsonville (ETM)                                        6.20%        7/01/2012    $      349
    4,585   West Kern Water District                                 5.00         6/01/2028         4,837
                                                                                               ----------
                                                                                                  582,152
                                                                                               ----------
            PUERTO RICO (0.5%)
   16,500   Sales Tax Financing Corp.                                6.07 (a)     8/01/2039         3,278
                                                                                               ----------
            Total Fixed-Rate Instruments (cost: $596,970)                                         585,430
                                                                                               ----------
            VARIABLE-RATE DEMAND NOTES (7.2%)

            California (5.5%)
    2,710   Hacienda La Puente USD (LIQ)(LOC - Dexia
               Credit Local) (b)                                     2.54         8/01/2024         2,710
    3,700   Irvine (LOC - KBC Bank N.V.)                             0.81         9/02/2050         3,700
    2,865   Orange County (LOC - KBC Bank, N.V.)                     0.68         9/02/2018         2,865
    4,985   Sacramento County Sanitation Districts Financing
               Auth. (LIQ)(LOC - Dexia Credit Local) (b)             2.34        12/01/2023         4,985
    9,000   State (LIQ)(LOC - Dexia Credit Local) (b)                2.25         8/01/2027         9,000
   12,100   Victorville Joint Powers Financing Auth. (LOC - BNP
               Paribas)                                              2.95         5/01/2040        12,100
                                                                                               ----------
                                                                                                   35,360
                                                                                               ----------
            PUERTO RICO (1.7%)
    2,740   Electric Power Auth. (LIQ)(LOC - Dexia Credit
               Local) (b)                                            2.25         7/01/2026         2,740
    7,850   Highway and Transportation Auth. (LIQ)(LOC - Dexia
               Credit Local) (b)                                     2.25         1/01/2029         7,850
                                                                                               ----------
                                                                                                   10,590
                                                                                               ----------
            Total Variable-Rate Demand Notes (cost: $45,950)                                       45,950
                                                                                               ----------

            TOTAL INVESTMENTS (COST: $642,920)                                                 $  631,380
                                                                                               ==========

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------
                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                    ASSETS                                                  TOTAL
-------------------------------------------------------------------------------------------------------
  FIXED-RATE INSTRUMENTS               $          --     $   585,430     $         --     $     585,430
  VARIABLE-RATE DEMAND NOTES                      --          45,950               --            45,950
-------------------------------------------------------------------------------------------------------
Total                                  $          --     $   631,380     $         --     $     631,380
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For the period of April 1, 2011, through December 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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5  | USAA California Bond Fund

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NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is scheduled to occur on or about January 1, 2012.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

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6  | USAA California Bond Fund

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Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost and fixed-rate instruments which are valued based on methods discussed in Note A1.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2011, were $13,092,000 and $24,632,000, respectively, resulting in net unrealized depreciation of $11,540,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $639,212,000 at December 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.



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                                          Notes to Portfolio of Investments |  7

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SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

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8  | USAA California Bond Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.













SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended DECEMBER 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      02/27/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:      02/27/2012
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      02/27/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.